PROPERTY, PLANT AND EQUIPMENT	6 Months Ended	12 Months Ended
	Nov. 30, 2018	May 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 9 – Property, Plant and Equipment

Property, plant and equipment consisted of the following at November 30, 2018 and May 31, 2018.

	November 30,	May 31,
	2018	2018
Office equipment	135,138	2,674
Furniture and fixtures	30,895	-
Leasehold improvements	$802,204	$-
Less: accumulated depreciation	(76,167)	(2,674)
Property, plant, and equipment, net	$892,070	$-

During the six months ended November 30 2018, the Company acquired property, plant, and equipment with an aggregate fair value of $933,142 with the acquisition of Alternative Solutions, LLC. See note 3.

Depreciation of property, plant, and equipment was $48,658 and $223 for the three months ended November 30, 2018 and 2017 respectively. Depreciation of property , plant, and equipment was $76,167 and $446 for the six months ended November 30, 2018 and 2017 respectively.

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following at May 31, 2018 and 2017.

	May 31,	May 31,
	2018	2017
Computer equipment	$2,674	$2,674
Property and equipment, gross	2,674	2,674
Less: accumulated depreciation	(2,674)	(1,784)
Property and equipment, net	$-	$890

Depreciation expense totaled $890 and $892 for the years ended May 31, 2018 and 2017, respectively.